Allowance for Loan Losses (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 loan	Dec. 31, 2013 loan
Allowance [Abstract]
Number of Loans, Subsequent default	0	1
Recorded Investment, Subsequent default	$ 0	$ 589,000